Participant Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated October 10, 2008 to the
Participant Class
Prospectus dated
February 29, 2008 of:

Participant Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFPCSPT2

Service Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 10, 2008 to the
Service Class
Prospectus dated
February 29, 2008 of:

Service Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFSCSSPT2

Administrative Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 10, 2008 to the
Administrative Class
Prospectus dated
February 29, 2008 of:

Administrative Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFADMSPT2

Advisory Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 10, 2008 to the
Advisory Class
Prospectus dated
February 29, 2008 of:

Advisory Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFADVSPT2

Cash Management Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 10, 2008 to the
Cash Management Class
Prospectus
dated February 29, 2008 of:

Cash Management Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFCMCSPT2

Institutional Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 10, 2008 to the
Institutional Class Prospectus dated
February 29, 2008 of:

Institutional Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFICSPT2

Investor Class Prospectus Supplement
October 10, 2008

Morgan Stanley Institutional Liquidity Funds

Supplement dated
October 10, 2008 to the
Investor Class
Prospectus dated
February 29, 2008 of:

Investor Class Portfolios

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio
The following is hereby added as the last sentence of the fourth paragraph of the section of the Prospectus entitled “Purchasing Shares”:

Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will be received by the Fund the next business day.

Please retain this supplement for future reference.

LFINVRSPT2